Long-Term Debt - Carrying Amounts of Liability and Equity Components (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Proforma Debt Instrument [Line Items]
Carrying amount of equity component, net of equity issuance costs		$ 44.1
Principal amount of 2 1/4% Debentures	200.2	200.2	200.2
Unamortized debt discount
Carrying amount of liability component		0.2
Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]
Proforma Debt Instrument [Line Items]
Principal amount of 2 1/4% Debentures	$ 0.2	$ 0.2	$ 0.2